Shareholder Report, Average Annual Return (Details) 194126_Pacer S-P MidCap 400 Quality FCF Aristocrats ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer S&P MidCap 400 Quality FCF Aristocrats ETF NAV
Average Annual Return, Percent	0.10%
S&P MidCap 400 Quality FCF Aristocrats Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Quality FCF Aristocrats Index
Average Annual Return, Percent	0.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	5.74%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Average Annual Return, Percent	(0.56%)